DEFERRED REVENUES	6 Months Ended
Jun. 30, 2025
Deferred Revenue [Abstract]
DEFERRED REVENUES
NOTE 5:-	DEFERRED REVENUES

Deferred revenues as of June 30, 2025 and December 31, 2024 were $11,927 and $11,504, respectively, and primarily relate to revenues that are recognized over time for service contracts. Approximately $5,206 of the balance as of December 31, 2024 was recognized as revenues during the six months ended June 30, 2025.

The balance of deferred revenues approximates the aggregate amount of the billed and collected amount allocated to the unsatisfied performance obligations at the end of reporting period.

The aggregate estimated amount of the transaction price allocated to performance obligations from contracts with customers that have an original expected duration of more than one year and that are unsatisfied (or partially unsatisfied) as of June 30, 2025 is approximately $383,000. Such unsatisfied performance obligations, other than for large scale governmental projects (expected to be recognized over periods of approximately 4-10 years), principally relate to contracts in which the Company is committed to provide customer care services, extended warranty on equipment delivered to its customers or other services for an original period of more than one year. As of June 30, 2025, the Company expects to recognize approximately 86% of its remaining performance obligations as revenue within the next 3 years, with the remainder recognized over a period of approximately 4-10 years.

The Company elected to use the practical expedient of not disclosing transaction the prices allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period, that are part of contracts with an original expected duration of one year or less.

During the six months ended June 30, 2025, the Company recognized approximately $9,600 of revenue from performance obligations that were satisfied (or partially satisfied) in previous periods, due to the variable consideration constraint in ASC 606. The corresponding balance was presented under other long-term assets as of June 30, 2025.